CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class A common stock Common Stock	Class B common stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the end at Dec. 31, 2020		$ 690		$ (40,659,524)	$ (40,658,834)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Balance at the beginning at Feb. 13, 2020	$ 0	$ 0	$ 0	0	0
Balance at the beginning (in shares) at Feb. 13, 2020	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 690	24,310		25,000
Issuance of Class B common stock to Sponsor (in shares)		6,900,000
Remeasurement of Class A common stock to redemption amount			1,302,710	25,364,664	26,667,374
Excess cash received from sale of Private Placement Warrants			1,278,400		1,278,400
Net income (loss)	$ 0	$ 0	$ 0	(15,294,860)	(15,294,860)
Balance at the end at Dec. 31, 2020		$ 690		(40,659,524)	(40,658,834)
Balance at the end (in shares) at Dec. 31, 2020		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Remeasurement of Class A common stock to redemption amount				33,447	33,447
Net income (loss)				(12,898,082)	(12,898,082)
Balance at the end at Dec. 31, 2021		$ 690		$ (53,524,159)	(329,836,000)
Balance at the end (in shares) at Dec. 31, 2021		6,900,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					(18,216,000)
Balance at the end at Jun. 30, 2022					$ 5,098,000